Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Platform Type (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,587,415.0	$ 1,339,254.8	$ 1,069,985.4
Smartphone [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	695,091.2	645,303.6	523,612.9
High performance computing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	587,780.1	439,810.0	315,822.3
Internet of things [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	133,006.0	110,355.2	86,342.7
Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	67,076.4	44,367.5	47,914.5
Digital consumer electronics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55,577.2	54,555.7	53,733.4
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 48,884.1	$ 44,862.8	$ 42,559.6